Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - Insurance risk [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
20% increase in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	€ (3)	€ (95)
On CSM, net of reinsurance increase	32	(58)
On shareholders' equity, gross of reinsurance increase	28	(43)
On shareholders' equity, net of reinsurance increase	61	(7)
On net result, gross of reinsurance increase	18	(126)
On net result, net of reinsurance increase	(9)	(151)
20% increase in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	123	55
On CSM, net of reinsurance increase	110	48
On shareholders' equity, gross of reinsurance increase	59	56
On shareholders' equity, net of reinsurance increase	81	58
On net result, gross of reinsurance increase	(307)	(32)
On net result, net of reinsurance increase	(473)	(336)
20% decrease in lapse rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(22)	57
On CSM, net of reinsurance decrease	(29)	35
On shareholders' equity, gross of reinsurance decrease	(54)	41
On shareholders' equity, net of reinsurance decrease	(59)	18
On net result, gross of reinsurance decrease	30	117
On net result, net of reinsurance decrease	26	169
20% decrease in lapse rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(179)	(70)
On CSM, net of reinsurance decrease	(9)	(53)
On shareholders' equity, gross of reinsurance decrease	(112)	(65)
On shareholders' equity, net of reinsurance decrease	22	(62)
On net result, gross of reinsurance decrease	445	123
On net result, net of reinsurance decrease	459	428
5% increase in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(648)	(520)
On CSM, net of reinsurance increase	(236)	(87)
On shareholders' equity, gross of reinsurance increase	(623)	(443)
On shareholders' equity, net of reinsurance increase	(205)	(19)
On net result, gross of reinsurance increase	201	(86)
On net result, net of reinsurance increase	186	11
5% increase in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(278)	(84)
On CSM, net of reinsurance increase	(213)	(78)
On shareholders' equity, gross of reinsurance increase	(208)	(71)
On shareholders' equity, net of reinsurance increase	(138)	(67)
On net result, gross of reinsurance increase	(592)	(699)
On net result, net of reinsurance increase	(298)	(314)
5% decrease in mortality rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	551	419
On CSM, net of reinsurance decrease	183	11
On shareholders' equity, gross of reinsurance decrease	517	338
On shareholders' equity, net of reinsurance decrease	146	(62)
On net result, gross of reinsurance decrease	(115)	177
On net result, net of reinsurance decrease	(142)	55
5% decrease in mortality rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	237	(5)
On CSM, net of reinsurance decrease	233	(16)
On shareholders' equity, gross of reinsurance decrease	164	(15)
On shareholders' equity, net of reinsurance decrease	158	(23)
On net result, gross of reinsurance decrease	652	835
On net result, net of reinsurance decrease	277	436
10% increase in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(145)	(139)
On CSM, net of reinsurance increase	(141)	(138)
On shareholders' equity, gross of reinsurance increase	(156)	(153)
On shareholders' equity, net of reinsurance increase	(143)	(152)
On net result, gross of reinsurance increase	(860)	(759)
On net result, net of reinsurance increase	(769)	(746)
10% increase in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(2)	0
On CSM, net of reinsurance increase	(2)	0
On shareholders' equity, gross of reinsurance increase	(2)	0
On shareholders' equity, net of reinsurance increase	(2)	0
On net result, gross of reinsurance increase	2	0
On net result, net of reinsurance increase	2	0
10% decrease in morbidity rates [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	63	53
On CSM, net of reinsurance decrease	60	53
On shareholders' equity, gross of reinsurance decrease	76	75
On shareholders' equity, net of reinsurance decrease	63	77
On net result, gross of reinsurance decrease	1,018	908
On net result, net of reinsurance decrease	919	894
10% decrease in morbidity rates [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	(2)	0
On CSM, net of reinsurance decrease	(2)	0
On shareholders' equity, gross of reinsurance decrease	(2)	0
On shareholders' equity, net of reinsurance decrease	(2)	0
On net result, gross of reinsurance decrease	2	0
On net result, net of reinsurance decrease	2	0
5% increase in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(27)	(14)
On CSM, net of reinsurance increase	(27)	(12)
On shareholders' equity, gross of reinsurance increase	(25)	(12)
On shareholders' equity, net of reinsurance increase	(25)	(10)
On net result, gross of reinsurance increase	(126)	(133)
On net result, net of reinsurance increase	(126)	(134)
5% increase in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(42)	(13)
On CSM, net of reinsurance increase	(42)	(13)
On shareholders' equity, gross of reinsurance increase	(22)	(13)
On shareholders' equity, net of reinsurance increase	(23)	(14)
On net result, gross of reinsurance increase	(238)	(205)
On net result, net of reinsurance increase	(236)	(201)
5% decrease in expenses [member] | Contracts without direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	26	36
On CSM, net of reinsurance decrease	26	36
On shareholders' equity, gross of reinsurance decrease	24	35
On shareholders' equity, net of reinsurance decrease	24	35
On net result, gross of reinsurance decrease	127	163
On net result, net of reinsurance decrease	127	164
5% decrease in expenses [member] | Contracts with direct participation contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	36	12
On CSM, net of reinsurance decrease	36	12
On shareholders' equity, gross of reinsurance decrease	15	13
On shareholders' equity, net of reinsurance decrease	16	13
On net result, gross of reinsurance decrease	246	206
On net result, net of reinsurance decrease	244	203
10% increase in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance increase	(6)	(6)
On CSM, net of reinsurance increase	(5)	(5)
On shareholders' equity, gross of reinsurance increase	(9)	(8)
On shareholders' equity, net of reinsurance increase	(6)	(6)
On net result, gross of reinsurance increase	0	0
On net result, net of reinsurance increase	0	0
10% decrease in claims [member] | Non life contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
On CSM, gross of reinsurance decrease	6	6
On CSM, net of reinsurance decrease	5	5
On shareholders' equity, gross of reinsurance decrease	9	9
On shareholders' equity, net of reinsurance decrease	6	6
On net result, gross of reinsurance decrease	0	0
On net result, net of reinsurance decrease	€ 0	€ 0